SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 85.1%
INDIA -- 85.1%

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Auto and Parts -- 12.7%
---------------------------------------------------------------
Hero Honda Motors Ltd.                      96,801  $   610,999
A joint venture between the Hero group
(Munjal family) and Honda Motors, Japan,
Hero Honda is the market leader in
motorcycles with 48% market share and is
the pioneer in fuel efficient bikes.
Tata Engineering and Locomotive Co.
Ltd.(1)                                    318,021    1,010,495
A major commercial vehicle manufacturer
in India, its products include cars and
utility vehicles.
---------------------------------------------------------------
                                                    $ 1,621,494
---------------------------------------------------------------
Banking and Finance -- 3.6%
---------------------------------------------------------------
HDFC Bank Ltd.                             111,000  $   457,994
One of the fastest growing private
sector banks in India.
---------------------------------------------------------------
                                                    $   457,994
---------------------------------------------------------------
Beverages -- 8.9%
---------------------------------------------------------------
Tata Tea Ltd.                               97,000  $   417,501
The largest integrated tea company in
the world, Tata Tea is second only to
Unilever in the branded tea market after
its acquitistion of the Tetley Group,
which enjoys a 20% share of Indian
packaged tea market and has a
substantial presence in the coffee
business through its subsidiary
Consolidated Coffee.
United Breweries Ltd.(2)                   235,950      729,195
India's dominant beer & spirits
producer & distributor.
---------------------------------------------------------------
                                                    $ 1,146,696
---------------------------------------------------------------
Cement -- 4.9%
---------------------------------------------------------------
Associated Cement Cos. Ltd.                193,500  $   629,291
One of the largest cement producers in
India, with an installed capacity
aggregating 15mn tons.
---------------------------------------------------------------
                                                    $   629,291
---------------------------------------------------------------
Computer Software -- 3.0%
---------------------------------------------------------------
Infosys Technologies Ltd.(1)                 5,800  $   389,939
India's dominant software services
provider.
---------------------------------------------------------------
                                                    $   389,939
---------------------------------------------------------------
Diversified Industry -- 4.3%
---------------------------------------------------------------
Enkay Texofood Industries Ltd.(1)(2)(3)        500  $         0
Has business interests in the
manufacturing of synthetic yarns and the
export of processed foods.
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Diversified Industry (continued)
---------------------------------------------------------------
Indo Gulf Corp. Ltd.                       466,100      548,521
The company has successfully transformed
from a fertilizer company into India's
leading copper producer with its copper
business contributing 80% of total
revenues and 89% of operating profits
in 2001.
---------------------------------------------------------------
                                                    $   548,521
---------------------------------------------------------------
Drugs -- 3.9%
---------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.               26,000  $   503,211
Emerging as a leading pharmaceutical
company in India.
---------------------------------------------------------------
                                                    $   503,211
---------------------------------------------------------------
Energy -- 8.4%
---------------------------------------------------------------
Bharat Petroleum Corp. Ltd.                 92,000  $   502,837
A public sector undertaking which
refines and markets petroleum products
in India. The company has around 4,500
retail outlets (petrol stations)
throughout the country and has a
domestic market share of 20% in the
marketing of petroleum products.
Hindustan Petroleum Corp. Ltd.             104,800      568,721
One of India's three premier R&M
(refinery & marketing) companies, the
company refines crude oil into
constituent fuel proudcts at its two
refineries in Mumbai & Vishakhpatnam. It
has an installed capacity of 13 mmtpa
and a domestic market share of 20%.
---------------------------------------------------------------
                                                    $ 1,071,558
---------------------------------------------------------------
Engineering -- 2.4%
---------------------------------------------------------------
Siemens India Ltd.                          48,800  $   313,764
The company manufactures diversified
products for energy, industry,
healthcare (a supplier of high-tech
medical electronics), transportation and
the component segments. It also has
joint ventures which supply equipment in
the fields of telecommunication and
information technology.
---------------------------------------------------------------
                                                    $   313,764
---------------------------------------------------------------
Foods -- 5.5%
---------------------------------------------------------------
Balrampur Chini Mills Ltd.                 117,685  $   313,361
The company is engaged in the
manufacturing and marketing of sugar,
alcohol, and bio-fertilizers. It
possesses an aggregate cane crushing
capacity of 25000 tcd (tons crushed per
day) across three different locations.
Nestle India Ltd.                           37,450      394,658
One of the largest food companies in
India and a 54% subsidiary of Nestle SA,
it has a wide range of products in the
food and beverage industry with some of
the the best-known brands globally, such
as Nescafe, Maggi, Kitkat, Polo and
Milo. Nestle is the market leader in
most of its product categories.
---------------------------------------------------------------
                                                    $   708,019
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Household Products -- 6.0%
---------------------------------------------------------------
Hindustan Lever Ltd.                       194,000  $   767,702
The largest consumer company in Asia and
51% owned by the Unilever Group, the
company has a diversified product
portfolio which includes fabric wash,
personal wash, personal products, tea,
coffee, staple foods and exports.
---------------------------------------------------------------
                                                    $   767,702
---------------------------------------------------------------
Media -- 4.7%
---------------------------------------------------------------
Zee Telefilms Ltd.                         234,000  $   607,030
The company operates in television media
(content and access) and education
businesses, with a bouquet of 19
channels spanning across 8 languages &
10 genres. It has an extensive library
of television content and movie titles.
In the access business, Zee owns India's
largest cable distributor through its
wholly owned subsidiary, Siticable.
---------------------------------------------------------------
                                                    $   607,030
---------------------------------------------------------------
Metals - Industrial -- 5.0%
---------------------------------------------------------------
Tata Iron and Steel Co. Ltd.               223,000  $   641,251
The largest integrated private sector
steel player in the country with an
annual production capacity of 3.5mn
tons.
---------------------------------------------------------------
                                                    $   641,251
---------------------------------------------------------------
Petrochemicals -- 4.3%
---------------------------------------------------------------
Reliance Industries Ltd.                   100,000  $   551,576
The 4th largest petrochemicals / energy
company in Asia, with respectable global
rankings in each of its major
businesses. The group enjoys the
distinction of operating
fully-integrated production facilities,
from oil to textile.
---------------------------------------------------------------
                                                    $   551,576
---------------------------------------------------------------
Power Converters/Power Supply Equipment -- 3.2%
---------------------------------------------------------------
Bharat Heavy Electricals Ltd.              112,000  $   407,106
A dominant player in the domestic power
plant equipment and electrical
engineering industry, BHEL supplies
power plant equipment to central
utilities, state electricity boards &
independent power producers (IPPs) and
undertakes turnkey projects. It also
supplies equipment like turbines,
generators and boilers.
---------------------------------------------------------------
                                                    $   407,106
---------------------------------------------------------------
Property -- 0.0%
---------------------------------------------------------------
Gesco Corp. Ltd.(1)(2)                           2  $         1
Engaged in real estate & property
development.
Division of GE shipping.
---------------------------------------------------------------
                                                    $         1
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Telecommunications Services -- 4.3%
---------------------------------------------------------------
Mahanagar Telephone Nigam Ltd.             187,300  $   545,685
The premier basic service provider in
Delhi & Mumbai, the company launched its
GSM-based cellular services in the two
metros in February 2001. The govt. of
India holds 56% stake in the company.
---------------------------------------------------------------
                                                    $   545,685
---------------------------------------------------------------
Transportation -- 0.0%
---------------------------------------------------------------
Great Eastern Shipping Co. Ltd.                 90  $        73
The largest private sector shipping
company in India.
---------------------------------------------------------------
                                                    $        73
---------------------------------------------------------------
Total Common Stocks
   (identified cost $10,808,262)                    $10,910,911
---------------------------------------------------------------
Total India
   (identified cost $10,808,262)                    $10,910,911
---------------------------------------------------------------
Total Investments -- 85.1%
   (identified cost $10,808,262)                    $10,910,911
---------------------------------------------------------------
Other Assets, Less Liabilities -- 14.9%             $ 1,903,070
---------------------------------------------------------------
Net Assets -- 100.0%                                $12,813,981
---------------------------------------------------------------

 (1)  Non-income producing security.
 (2) The above securities held by the Portfolio, on June 30, 2002 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At June 30, 2002, the aggregate value of these securities amounted to $729,196 representing 5.7% of the Portfolio's net assets. (Note 5)
 (3)  Price by adviser.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                 PERCENTAGE
                                                                 OF NET
  COMPANY                                   INDUSTRY SECTOR      ASSETS      VALUE
  -------------------------------------------------------------------------------------
  Tata Engineering and Locomotive Co. Ltd.  Auto and Parts           7.9%    $1,010,495
  Hindustan Lever Ltd.                      Household Products       6.0        767,702
  United Breweries Ltd.                     Beverages                5.7        729,195
  Tata Iron and Steel Co. Ltd.              Metals - Industrial      5.0        641,251
  Associated Cement Cos. Ltd.               Cement                   4.9        629,291
  Hero Honda Motors Ltd.                    Auto and Parts           4.8        610,999
  Zee Telefilms Ltd.                        Media                    4.7        607,030
  Hindustan Petroleum Corp. Ltd.            Energy                   4.4        568,721
  Reliance Industries Ltd.                  Petrochemicals           4.3        551,576
  Indo Gulf Corp. Ltd.                      Diversified
                                              Industry               4.3        548,521

INDUSTRY CONCENTRATION -- BELOW ARE THE
TOP TEN INDUSTRY SECTORS REPRESENTED IN THE
PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                          PERCENTAGE
                                          OF NET
COMPANY                                   ASSETS      VALUE
----------------------------------------------------------------
Auto and Parts                                12.7%   $1,621,494
Beverages                                      8.9     1,146,696
Energy                                         8.4     1,071,558
Household Products                             6.0       767,702
Foods                                          5.5       708,019
Metals - Industrial                            5.0       641,251
Cement                                         4.9       629,291
Media                                          4.7       607,030
Petrochemicals                                 4.3       551,576
Diversified Industry                           4.3       548,521

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $10,808,262)                           $10,910,911
Cash                                        1,344,120
Foreign currency, at value (identified
   cost, $948,387)                            950,025
Interest and dividends receivable              27,929
Prepaid expenses                                   49
-----------------------------------------------------
TOTAL ASSETS                              $13,233,034
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $   378,862
Payable to affiliate for Trustees' fees           165
Accrued expenses                               40,026
-----------------------------------------------------
TOTAL LIABILITIES                         $   419,053
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $12,813,981
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $12,709,672
Net unrealized appreciation (computed on
   the basis of identified cost)              104,309
-----------------------------------------------------
TOTAL                                     $12,813,981
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $20,758)                               $    79,562
Interest                                       21,552
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   101,114
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    52,451
Administration fee                             17,338
Trustees' fees and expenses                     2,685
Custodian fee                                  93,339
Legal and accounting services                  30,996
Miscellaneous                                   3,531
-----------------------------------------------------
TOTAL EXPENSES                            $   200,340
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (99,226)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,037,681)
   Foreign currency transactions              (19,961)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,057,642)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,578,542
   Foreign currency                             5,691
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,584,233
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   526,591
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   427,365
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
--------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (99,226) $           (173,717)
   Net realized loss                            (1,057,642)           (4,052,940)
   Net change in unrealized appreciation
      (depreciation)                             1,584,233            (1,232,072)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        427,365  $         (5,458,729)
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $        798,666  $          1,603,085
   Withdrawals                                  (2,062,085)           (5,730,327)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     (1,263,419) $         (4,127,242)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $       (836,054) $         (9,585,971)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $     13,650,035  $         23,236,006
--------------------------------------------------------------------------------
AT END OF PERIOD                          $     12,813,981  $         13,650,035
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       --------------------------------------------------------
                                  (UNAUDITED)           2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              2.89%(1)        2.52%       1.82%       2.09%       1.97%       1.61%
   Expenses after custodian
      fee reduction                      2.89%(1)        2.46%       1.75%       2.07%       1.87%       1.58%
   Net investment loss                  (1.43)%(1)      (1.02)%     (1.04)%     (0.94)%     (0.16)%     (0.20)%
Portfolio Turnover                         80%            141%        133%         80%         60%         48%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          3.06%         (25.70)%      0.00%       0.00%       0.00%       0.00%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $12,814         $13,650     $23,236     $48,278     $52,734     $84,175
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the six months ended June 30, 2002, the Portfolio did not make any payments pursuant to such requirement.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period for such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors. As of June 30, 2002, the Portfolio had no reserve related to capital gains.

 C Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.
 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2002, the adviser fee was 0.75% of average daily net assets and amounted to $52,451. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2002, the administration fee was 0.25% of average net assets and amounted to $17,338. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2002, purchases and sales of investments, other than short-term obligations, aggregated $9,366,938 and $11,562,413 respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $10,808,262
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,392,359
    Gross unrealized depreciation              (1,289,710)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   102,649
    -----------------------------------------------------

   The appreciation on currency is $1,638.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Risks Associated with Foreign Investments
-------------------------------------------

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

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SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President and
Portfolio Manager

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

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